Related Party Transactions (Details Narrative)								6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 20, 2023 USD ($) $ / shares shares	Jun. 07, 2023 USD ($) $ / shares shares	May 04, 2023 shares	May 03, 2023 USD ($) $ / shares shares	Jan. 30, 2023 shares	Nov. 08, 2021 USD ($) $ / shares shares	Apr. 22, 2021 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 28, 2023 $ / shares	Oct. 01, 2021 shares	Aug. 31, 2021 shares
Related Party Transaction [Line Items]
Aggregate purchase price									$ 25,000
Conversion ratio					1
Shares issue | shares	750,000
Proceeds from Issuance of Private Placement									$ 14,500,000
Proceeds	$ 229,167			$ 46,139
Notes payable								$ 625,694
Discounts								$ 275,306
First Polar Fund Convertible Note [Member]
Related Party Transaction [Line Items]
Aggregate purchase price				$ 66,440
Shares issue | shares				151,000
Proceeds	520,833			$ 104,861
Share price | $ / shares				$ 0.44
Second Polar Fund Convertible Note [Member]
Related Party Transaction [Line Items]
Aggregate purchase price	$ 330,000
Shares issue | shares	750,000
Share price | $ / shares	$ 0.44
Sponsor [Member] | Investor [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note	$ 1,500,000
Remaining borrowing capacity amount	750,000
Debt instrument, fee amount	750,000
Subscription Agreement [Member] | Investor [Member]
Related Party Transaction [Line Items]
Shares issue | shares				151,000
Initial capital contribution				$ 151,000
Second Subscription Agreement [Member] | Investor [Member]
Related Party Transaction [Line Items]
Initial capital contribution	$ 750,000
SSVK Associates, LLC [Member] | Purchase Agreement [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Shares issue | shares		7,988,889
Private Placement [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						1,360,000
Price of warrant | $ / shares						$ 10.00
Private Placement [Member] | SSVK Associates, LLC [Member] | Purchase Agreement [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Shares issue | shares			1,000,000
De S P A C [Member] | Subscription Agreement [Member] | Investor [Member]
Related Party Transaction [Line Items]
Shares issue | shares				1
Initial capital contribution				$ 10
De S P A C [Member] | Second Subscription Agreement [Member] | Investor [Member]
Related Party Transaction [Line Items]
Shares issue | shares				1
Initial capital contribution				$ 10
Common Class B [Member]
Related Party Transaction [Line Items]
Shares cancelled | shares					11,983,333
Ordinary shares, par value (In Dollar per share) | $ / shares								$ 0.0001	$ 0.0001	$ 0.0001
Common Class A [Member]
Related Party Transaction [Line Items]
Shares issued upon conversion | shares					11,983,333
Ordinary shares, par value (In Dollar per share) | $ / shares	$ 0.0001							$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Class A [Member] | Subscription Agreement [Member] | Investor [Member]
Related Party Transaction [Line Items]
Shares issue | shares				151,000
Ordinary shares, par value (In Dollar per share) | $ / shares				$ 0.0001
Common Class A [Member] | Second Subscription Agreement [Member] | Investor [Member]
Related Party Transaction [Line Items]
Shares issue | shares	1
Common Class A [Member] | SSVK Associates, LLC [Member] | Purchase Agreement [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Shares issue | shares		1,000,000	7,988,889
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		500,000
Proceeds from Issuance of Private Placement		$ 3,515,111
Common Class A [Member] | SSVK Associates, LLC [Member] | Purchase Agreement [Member] | Public Warrants Transferred Two [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement		$ 440,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.04
Common Class A [Member] | SSVK Associates, LLC [Member] | Purchase Agreement [Member] | Public Warrants Transferred Three [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement		$ 20,000
Common Class A [Member] | SSVK Associates, LLC [Member] | Purchase Agreement [Member] | Public Warrants Transferred One [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.44
Common Class A [Member] | Private Placement [Member] | SSVK Associates, LLC [Member] | Purchase Agreement [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Number of redeemable warrants | shares			1
Non Redeemable Ordinary [Member] | SSVK Associates, LLC [Member] | Purchase Agreement [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Shares issue | shares		7,988,889
Founder shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock dividend ratio												0.0195	0.3628
Aggregate number of shares owned | shares													11,754,150
Founder shares [Member] | Common Class B [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture | shares										1,530,000
Founder shares [Member] | Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Aggregate purchase price							$ 25,000
Share dividend | shares							8,625,000
Aggregate number of shares owned | shares												11,983,333
Restrictions on transfer period of time after business combination completion								1 year		1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares								$ 12.00		$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination								20 days		20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination								30 days		30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences								150 days		150 days
Founder shares [Member] | Sponsor [Member] | Common Class B [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture | shares								1,530,000				1,530,000
Promissory Note with Related Party [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note							$ 300,000
Amount of notes payable repaid						$ 121,158
Related Party Loans [Member]
Related Party Transaction [Line Items]
Loan conversion agreement warrant								$ 1,500,000		$ 1,500,000
Working capital loan									$ 0	$ 0
Related Party Loans [Member] | Working capital loans warrant [Member]
Related Party Transaction [Line Items]
Price of warrant | $ / shares								$ 10.00		$ 10.00
Related Party [Member]
Related Party Transaction [Line Items]
Working capital loan								$ 0		$ 0
Administrative Support Services [Member]
Related Party Transaction [Line Items]
Expenses per month								10,000		10,000
Amount accrued								$ 60,000		120,000
Administrative Support Services [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amount accrued									$ 20,000	$ 120,000